Ordinary Shares and Equity Incentive Plan - RSU Activity (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Number of Shares
Unvested as of December 31, 2020 (in shares) | shares	8,429,103
Granted (in shares) | shares	15,873,386
Vested (in shares) | shares	(3,145,103)
Forfeited (in shares) | shares	(1,745,124)
Unvested as of December 31, 2021 (in shares) | shares	19,412,262
Weighted-Average Grant-Date Fair Value Per Share
Unvested beginning balance, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share) | $ / shares	$ 15.01
Granted, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share) | $ / shares	6.04
Vested, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share) | $ / shares	10.46
Forfeited, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share) | $ / shares	7.81
Unvested ending balance, Weighted-Average Grant-Date Fair Value Per Share (in dollars per share) | $ / shares	$ 9.06